(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of assets and liabilities disposed) (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Property plant & equipment	$ 4,621	$ 1,892
Goodwill and intangible assets	51,343	16,270
Inventory	19,374	19,933
Cash	5,167	3,691
Trade and other receivables	16,065	13,901
Trade and other payables	(6,833)	(3,885)
Current corporation tax	(364)	(279)
Deferred tax liability	(4,561)	(2,300)
Sweden [Member] | Assets and liabilities classified as held for sale [Member] | Biosynth [Member]
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Property plant & equipment		103
Goodwill and intangible assets		14,123
Inventory		1,160
Cash		775
Trade and other receivables		1,309
Trade and other payables		(864)
Lease liabilities		(106)
Current corporation tax		(2)
Deferred tax liability		(195)
Total net assets disposed		$ 16,303
Sweden [Member] | Post Disposal Adjustment [Member] | Biosynth [Member]
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Property plant & equipment	0
Goodwill and intangible assets	0
Inventory	0
Cash	0
Trade and other receivables	(423)
Trade and other payables	(150)
Lease liabilities	0
Current corporation tax	0
Deferred tax liability	0
Total net assets disposed	(573)
Sweden [Member] | Non-current assets held for sale [Member] | Biosynth [Member]
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Property plant & equipment	103
Goodwill and intangible assets	14,123
Inventory	1,160
Cash	775
Trade and other receivables	886
Trade and other payables	(1,014)
Lease liabilities	(106)
Current corporation tax	(2)
Deferred tax liability	(195)
Total net assets disposed	$ 15,730